Related Party Transactions - Schedule of Plan's Investment in Stock Fund (Details) - EBP 009 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cost	[1]	$ 0
Fair Value		$ 213,640,925	$ 195,866,486
Company's Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares		237,918	259,354
Cost		$ 4,191,069	$ 4,023,561
Fair Value		$ 41,495,278	$ 55,014,170
Per Share		$ 174.41	$ 212.12
Cash Equivalents
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value		$ 147,423	$ 821,831
Company's Common Stock and Short-term Cash Equivalents
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value		$ 41,642,701	$ 55,836,001

[1]	Party-in-interest